Accrued Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued legal and professional fees	$ 889	$ 769
General and Administrative Expense
Professional fees paid	3,475	1,650	$ 0
Cash compensation subject to fulfillment	1,825	3,300
Bonus fees paid	800	$ 200
General and Administrative Expense | Directors and/ or officers
Cash compensation subject to fulfillment	$ 1,825